December 18, 1996

Securities and Exchange
Commission
450 Fifth Street, NW
Washing
ton, DC
20549

Re:
Rule
24f-2
Notice
for
Prudent
ial
Equity
Income
Fund
(File
No. 811-
4864)

     On behalf of

Prudential Equity

Income Fund,

enclosed for filing

under the

Investment Company

Act of 1940 are:

     (1)  One copy of

the Rule 24f-2 Notice;

and

     (2)  Opinion of

counsel to the Fund.

These documents have
also been filed using
the EDGAR system. Fees
in the amount of $13,756
have been sent to the
Fund's
lockbox effective
December 17, 1996.
                                   Very truly
yours,
/s/ Marguerite E. H.
Morrison Marguerite E.H.
Morrison Assistant
Secretary
MM/ln
Enclosures









             U.S.
SECURITIES AND EXCHANGE
COMMISSION

Washington, D.C.  20549


FORM 24F-2
Annual
Notice
of
Securit
ies
Sold
Pursuan
t to
Rule
24f-2

Read instructions at
end of Form before
preparing Form.
Please print or type.



     1.   Name and
address of issuer:
Prudential Equity
Income
               Fund, Gateway Center
                 Three, Newark, NJ
                      07102.

     2.   Name of
each series or class
of funds for which
this
notice is filed:  The Fund offers
four classes of shares designated
Class A, Class B, Class C and
Class Z.
 3.   Investment Company Act File
Number: 811-4864.
      Securities Act File Number:
33-9269.
 4.   Last day of fiscal year for
which this notice is filed:
      October 31, 1996.
 5.   Check box if this notice is
being filed more than 180
days after the close of the
issuer's fiscal year for purposes
of reporting securities sold after
the close of the fiscal year but
before termination of the issuer's
24f-2 declaration:
                                                   [ ]
 6.   Date of termination of
issuer's declaration under rule
                 24f-2(a)(1), if applicable (see
                        instruction A.6):

 7.   Number and amount of
securities of the same class or
series which had been registered
under the Securities Act of 1933
other than pursuant to rule 24f-2
in a prior fiscal year, but which
remained unsold at the beginning
of the fiscal year: None

 8.   Number and amount of
securities registered during the
               fiscal year other than pursuant to
                        rule 24f-2: None

 9.   Number and aggregate sale
price of securities sold during
      the fiscal year:
26,261,748.018/$394,370,475
10.   Number and aggregate sale
price of securities sold during
the fiscal year in reliance upon
registration pursuant to rule 24f-
2: 26,261,748.018/$394,370,475

11.   Number and aggregate sale
price of securities issued
during the fiscal year in
connection with dividend
reinvestment plans, if applicable
                     (see instruction B.7):
                    5,709,383.870/$83,809,013

12.   Calculation of registration
fee:

      (i)  Aggregate sale price of
securities
           sold during the fiscal
year in
     reliance on rule 24f-2 (from
item 10):  $394,370,475 (ii)
Aggregate price of shares issued in
                   connection with
                dividend reinvestment
          plans (from
item 11, if
applicable):
+$83,809,013

   (iii)  Aggregate
price of shares
redeemed or
          repurchased during the
fiscal year
          (if applicable):
-$432,785,961

    (iv)  Aggregate price of
shares redeemed or
repurchased and previously
applied as a reduction to
filing fees pursuant to rule
24e-2
          (if applicable):                         +   0
     (v)  Net aggregate price
of securities
          sold and issued
during the fiscal
year in reliance of rule 24f-2
[line (i), plus line (ii), less
line (iii), plus line (iv)]
          (if applicable):
$45,393,527
    (vi)  Multiplier prescribed
by section
              6(b) of the
Securities Act of 1933
              or other
applicable law or regulation
              (see instruction
C.6):  x 1/3300
       (vii)  Fee due [line (i)
or line (v)
              multiplied by line
(vi)]: $13,756

Instructions:  Issuers should
complete lines (ii), (iii), (iv)
and (v) only if the form is
being filed within 60 days after
the close of the issuer's fiscal
year.  See Instruction C.3.

13.   Check box if fees are
being remitted to the
Commission's
lockbox depository as described
in section 3a of the
Commission's Rules of Informal
and Other Procedures     (17 CFR
202.3a).
                                          [X]
Date of mailing or wire transfer
of filing fees to the
Commission's lockbox depository:
December 17, 1996

SIGNATURES
This report has been signed
below by the following persons
on behalf of the issuer and in
the capacities and on the dates
indicated.



                                     /s/ S. Jane
Rose
By (S. Jane Rose, Secretary)
 Date December 18, 1996